Summary of Significant Accounting Policies - cash through inventory (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies
Net cash provided by/(used in) investing activities	$ (485,804)	¥ (3,382,069)	¥ 7,940,843	¥ 1,190,273
Short-term Investments [Abstract]
Short-term investments	$ 15,944		5,154,703		¥ 111,000
Restricted Investments, Current			1,775,000		¥ 96,000
Receivables [Abstract]
Accounts Receivable, Credit Loss Expense (Reversal)		¥ 85,824	¥ 0	¥ 0